Debt - Additional Information (Detail)		2 Months Ended	12 Months Ended
	Jun. 03, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Nov. 05, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Feb. 19, 2013 USD ($) Tranche	Nov. 30, 2012 USD ($)	Feb. 29, 2012 USD ($)
Debt Instrument [Line Items]
Long-term debt, non current		$ 2,795,845,000	$ 2,795,845,000			$ 2,781,242,000
Long-term debt		2,885,428,000	2,885,428,000			3,150,242,000
2015 Senior Unsecured Bonds
Debt Instrument [Line Items]
Long-term debt, non current										$ 286,500,000.0
Debt instrument, interest rate										8.25%
2017 Senior Secured Bonds
Debt Instrument [Line Items]
Long-term debt, non current		498,887,000	498,887,000			498,369,000
Debt instrument, interest rate									7.25%
Long-term debt									$ 500,000,000.0
Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term debt, non current		775,000,000	$ 775,000,000			804,167,000
Long-term debt					$ 985,000,000
Number of tranches of term loan | Tranche								2
Number of sub-tranches | Tranche								2
Frequency of repayment following the delivery of the relevant vessel			6 months
Consolidated tangible net worth required		1,000,000,000.0	$ 1,000,000,000.0
Maximum debt allowed for compliance		3,000,000,000.0	3,000,000,000.0
Minimum liquidity required		50,000,000.0	$ 50,000,000.0
Senior Secured Credit Facility | Maximum
Debt Instrument [Line Items]
Debt to capitalization ratio			60.00%
Senior Secured Credit Facility | As of December 31, 2015 | Maximum
Debt Instrument [Line Items]
Debt to EBITDA ratio			475.00%
Senior Secured Credit Facility | From July 1, 2016 through December 31, 2017 | Maximum
Debt Instrument [Line Items]
Debt to EBITDA ratio			600.00%
Senior Secured Credit Facility | After December 31, 2017 | Maximum
Debt Instrument [Line Items]
Debt to EBITDA ratio			400.00%
Senior Secured Credit Facility | Through June 30, 2016
Debt Instrument [Line Items]
Minimum required net debt to applicable rig for compliance		425,000,000.0	$ 425,000,000.0
Senior Secured Credit Facility | From October 1, 2017 through December 31, 2017
Debt Instrument [Line Items]
Minimum required net debt to applicable rig for compliance		$ 360,000,000.0	$ 360,000,000.0
Senior Secured Credit Facility | Commercial Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans								$ 492,500,000.0
Applicable margin rate		3.75%
Maturity period of loan			12 years
Senior Secured Credit Facility | GIEK Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans								492,500,000.0
Period used for amortization calculation			12 years
Senior Secured Credit Facility | EKN Sub-Tranche
Debt Instrument [Line Items]
Debt instrument, interest rate		2.37%	2.37%
Senior secured credit facility, term loans								246,300,000.0
Applicable margin rate		1.50%
Guarantee fee rate		2.00%
Senior Secured Credit Facility | Bank Sub-Tranche
Debt Instrument [Line Items]
Senior secured credit facility, term loans								$ 246,300,000.0
Applicable margin rate		1.50%
Guarantee fee rate			2.00%
2020 Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt, non current		$ 750,000,000	$ 750,000,000			750,000,000
Debt instrument, interest rate	5.375%
Long-term debt	$ 750,000,000.0
2020 Senior Secured Notes | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			104.031%
2020 Senior Secured Notes | Redemption Period Thereafter
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			100.00%
2020 Senior Secured Notes | Debtor Optional Redemption Period 2
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			105.375%
2020 Senior Secured Notes | Maximum
Debt Instrument [Line Items]
Additional notes to be issued provided compliance with covenants	100,000,000.0
2020 Senior Secured Notes | Maximum | Debtor Optional Redemption Period 2
Debt Instrument [Line Items]
Percentage of principal amount that may be redeemed			35.00%
2020 Senior Secured Notes | Maximum | Debtor Optional Redemption Period 3
Debt Instrument [Line Items]
Percentage of par value to exercise an early repayment of senior unsecured debt			103.00%
Percentage of principal amount that may be redeemed			10.00%
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Long-term debt, non current		721,958,000	$ 721,958,000			728,706,000
Long-term debt	$ 750,000,000.0
Applicable margin rate	2.50%
Additional notes to be issued provided compliance with covenants	$ 1,700,000,000
LIBOR floor	1.00%
Quarterly amortization payments	$ 1,900,000
2018 Senior Secured Term Loan B | LIBOR
Debt Instrument [Line Items]
Applicable margin rate	3.50%
2018 Senior Secured Term Loan B | Federal Fund Rate
Debt Instrument [Line Items]
Applicable margin rate	0.50%
2018 Senior Secured Term Loan B | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate	1.00%
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, non current		50,000,000	50,000,000			$ 0
Long-term debt	$ 500,000,000.0
Minimum liquidity required		$ 100,000,000.0	$ 100,000,000.0
Maximum borrowing capacity sublimit				$ 500,000,000.0
Maximum sublimit	300,000,000.0
Maximum borrowing capacity	$ 500,000,000.0
2013 Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			1.00%
2013 Revolving Credit Facility | Federal Fund Rate
Debt Instrument [Line Items]
Applicable margin rate			0.50%
2013 Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage		1.50%
2013 Revolving Credit Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		3.75%
2013 Revolving Credit Facility | Maximum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate		2.75%
2013 Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Undrawn commitments fee, percentage		1.30%
2013 Revolving Credit Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Applicable margin rate		3.25%
2013 Revolving Credit Facility | Minimum | One Month LIBOR
Debt Instrument [Line Items]
Applicable margin rate		2.25%
2013 Revolving Credit Facility | From July 1, 2016 through December 31, 2017 | Maximum
Debt Instrument [Line Items]
Debt to EBITDA ratio			600.00%
2013 Revolving Credit Facility | After December 31, 2017 | Maximum
Debt Instrument [Line Items]
Debt to EBITDA ratio			425.00%
2013 Revolving Credit Facility | Through June 30, 2016
Debt Instrument [Line Items]
Minimum required net debt to applicable rig for compliance		$ 425,000,000.0	$ 425,000,000.0
2013 Revolving Credit Facility | Through June 30, 2016 | Maximum
Debt Instrument [Line Items]
Debt to EBITDA ratio			475.00%
2013 Revolving Credit Facility | From October 1, 2017 through December 31, 2017
Debt Instrument [Line Items]
Minimum required net debt to applicable rig for compliance		$ 360,000,000.0	$ 360,000,000.0
2013 Revolving Credit Facility | Letter of Credit | LIBOR
Debt Instrument [Line Items]
Applicable margin rate			1.00%
2014 Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 500,000,000.0